Summary of Significant Accounting Policies - Schedule of Disaggregation of Revenue (Details) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Schedule of Disaggregation of Revenue [Line Items]
Tax and surcharges	$ (1,492)	$ (1,759)
Net Revenues	6,998,646	6,934,191
Revenue from sale of medical devices [Member]
Schedule of Disaggregation of Revenue [Line Items]
Revenue		415,020
Revenue from marketing promotion service [Member]
Schedule of Disaggregation of Revenue [Line Items]
Revenue	7,000,138	6,520,930
Revenue [Member]
Schedule of Disaggregation of Revenue [Line Items]
Revenue	$ 7,000,138	$ 6,935,950